Expense Example - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871